Property, Plant And Equipment (Tables)	12 Months Ended
Sep. 30, 2018
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

(in millions)	2018	2017
Land, buildings and improvements	$161.2	$158.4
Machinery, equipment and other	489.3	434.7
Capital leases	199.6	198.3
Construction in progress	32.3	42.8
Property, plant and equipment	$882.4	$834.2
Accumulated depreciation	(382.4)	(335.2)
Property, plant and equipment, net	$500.0	$499.0